Intangible assets and property, plant and equipments (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Intangible assets and property, plant and equipment
Goodwill.	$ 1,033,000,000		$ 966,000,000
Right-of-use assets.	385,000,000		$ 385,000,000
Depreciation expense	157,000,000	$ 149,000,000
Depreciation, right-of-use assets	$ 47,000,000	$ 43,000,000